Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets [Abstract]
Balance, beginning of year	$ 17,798,932	$ 8,752,909
Goodwill additions	1,851,438	9,046,023
Impairments
Balance, end of year	$ 19,650,370	$ 17,798,932